Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets		¥ 100			$ 15
Property and equipment, net		73,522		¥ 106,235	11,268
Fair value adjustment		(49,691)		17,298
Total assets and liabilities measured at fair value		4,605		31,375	705
Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement				31,375
Property and equipment, net	[1]	4,505			690
Property and equipment, net, Fair value adjustment		(10,952)
Fair value adjustment		(38,739)	[2]	17,298
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets		100			$ 15
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value		4,605
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net	[1]	4,505
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets		¥ 100
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value				31,375
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement				¥ 31,375

[1]	The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December, 2020. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.
[2]	The Company recognized impairment charges of long-term investments during the year ended December 31, 2020.